Discontinued Operation (Tables)	12 Months Ended
Sep. 30, 2025
Discontinued Operation [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the Discontinued Operation

The following tables set forth the assets, liabilities, results of operations and cash flows of the discontinued operation, which were included in the Group’s consolidated financial statements.

As of September 30, 2024
ASSETS
Current assets:
Cash and cash equivalents	$54,365
Restricted cash	842
Accounts receivable, net	509,458
Inventories	1,717
Advances to suppliers, net	164
Amounts due from related parties, current	4,578,844
Prepaid expenses and other current assets	1,454,735
Current assets of discontinued operation	6,600,125

Non-current assets:
Property, plant and equipment, net	33,137
Right-of-use assets, net	48,241
Long-term investments, net	1,407,619
Non-current assets of discontinued operation	1,488,997

Total assets of discontinued operation	$8,089,122

LIABILITIES
Current liabilities:
Accounts payable	$1,067,018
Advances from customers	228,415
Income tax payable	726,796
Lease liabilities, current	24,262
Amounts due to related parties, current	279,175
Accrued expenses and other payables	4,697,057
Total current liabilities of discontinued operation	7,022,723

Non-current liabilities:
Lease liabilities, non-current	23,069
Total non-current liabilities of discontinued operation	23,069
Total liabilities of discontinued operation	$7,045,792
	Year Ended September 30,		From October 1, 2024 to September 25,
	2023	2024	2025
Net revenues	$6,758,126	$2,912,265	$2,239,090
Cost of revenues	(6,651,897)	(3,099,220)	(2,193,053)
Gross profit (loss)	106,229	(186,955)	46,037

Operating expenses:
Selling and marketing	(397,900)	(291,590)	(160,403)
General and administrative	(1,273,957)	(1,399,864)	(179,580)
Research and development	(39,096)	(5,162)	-
Total operating expenses	(1,710,953)	(1,696,616)	(339,983)

Loss from discontinued operation	(1,604,724)	(1,883,571)	(293,946)

Other income (expenses):
Interest expenses	(54,539)	(10,479)	(26,039)
Interest income	36,939	28,116	33,851
(Loss) gain from disposal of subsidiaries	(1,593,656)	-	537,519
Impairment loss of long-term investments	-	(242,278)	(3,624)
Non-operating (expenses) income, net	(36,324)	(190,996)	14,714
Total other (expenses) income, net from discontinued operation	(1,647,580)	(415,637)	556,421

(Loss) income from discontinued operation before income taxes	(3,252,304)	(2,299,208)	262,475
Share of (loss) gain of equity method investments	(148,209)	75,477	(82,632)
Net (loss) income from discontinued operation	(3,400,513)	(2,223,731)	$179,843
Less: Net loss attributable to non-controlling interests from discontinued operation	(321,490)	(622,875)	(97,302)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	$(3,079,023)	$(1,600,856)	277,145

	Year Ended September 30,		From October 1, 2024 to September 25,
	2023	2024	2025
CASH FLOWS ACTIVITIES:
Net cash provided by (used in) operating activities from discontinued operation	$8,840,202	$(1,271,503)	$952,699
Net cash provided by investing activities from discontinued operation	5,656,982	1,003,079	202,891
Net cash used in financing activities from discontinued operation	(1,642,448)	(886,371)	(8,344)